Segments	12 Months Ended
Jun. 30, 2020
Segments
Segments

Note 17 – Segments

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments.

The Company’s chief operating decision maker is the Chief Executive Officer, who reviews the financial information of the separate operating segments when making decisions about allocating resources and assessing the performance of the group.  Effective on April 3, 2020, after the acquisition of JMC, the Company has determined that it has three operating segments for purposes of allocating resources and evaluating financial performance, which consists of: (1) fresh meat business, (2) feed raw materials business, and (3) grocery stores (discontinued).  Prior period numbers are broken down for comparative purpose.

The following tables present summary information by segment for the years ended June 30, 2020, 2019 and 2018:

				Grocery
			Total	stores
	Fresh	Feed raw	(continuing	(discontinued
For the year ended June 30, 2020	meat	materials	operations)	operations)
Revenues	$86,301,255	$24,250,247	$110,551,502	$1,574,965
Cost of revenues	81,153,996	22,219,528	103,373,524	1,435,597
Gross profit	5,147,259	2,030,719	7,177,978	139,368
Depreciation and amortization	506,775	1,579	508,354	125,257
Total capital expenditures	$700,399	$—	$700,399	$—

				Grocery
			Total	stores
	Fresh	Feed raw	(continuing	(discontinued
For the year ended June 30, 2019	meat	materials	operations)	operations)
Revenues	$99,079,267	$—	$99,079,267	$3,465,885
Cost of revenues	90,429,027	—	90,429,027	3,114,906
Gross profit	8,650,240	—	8,650,240	350,979
Depreciation and amortization	521,925	—	521,925	167,609
Total capital expenditures	$20,635	$—	$20,635	$—

				Grocery
			Total	stores
	Fresh	Feed raw	(continuing	(discontinued
For the year ended June 30, 2018	meat	materials	operations)	operations)
Revenues	$101,104,224	$—	$101,104,224	$—
Cost of revenues	91,452,753	—	91,452,753	—
Gross profit	9,651,471	—	9,651,471	—
Depreciation and amortization	542,189	—	542,189	—
Total capital expenditures	$89,351	$—	$89,351	$—

Total assets as of:

	June 30,	June 30,
	2020	2019
Fresh meat business	$50,044,169	$45,260,319
Feed raw materials business	12,446,388	—
Grocery stores - discontinued	642,637	2,019,305
Holding companies	216,240	4,071,693
Total Assets	$63,349,434	$51,351,317